DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGE ACCOUNTING (Details 4) - Cash flow hedge derivatives [Member] - Inflation rate risk [member] - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Hedging Instruments Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	$ 1,645	$ 4,900
Hedging Instruments Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	(439,323)	(206,342)
Hedging Instruments Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	(437,678)	(201,442)
Hedged Items Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	439,323	206,342
Hedged Items Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	(1,645)	(4,900)
Hedged Items Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	437,678	201,442
Due within 1 year [Member] | Hedging Instruments Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	1,645	4,900
Due within 1 year [Member] | Hedging Instruments Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	(20,300)	(22,586)
Due within 1 year [Member] | Hedging Instruments Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	(18,655)	(17,686)
Due within 1 year [Member] | Hedged Items Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	20,300	22,586
Due within 1 year [Member] | Hedged Items Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	(1,645)	(4,900)
Due within 1 year [Member] | Hedged Items Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	18,655	17,686
Between 1 and 3 years [Member] | Hedging Instruments Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows
Between 1 and 3 years [Member] | Hedging Instruments Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	(29,008)	(11,896)
Between 1 and 3 years [Member] | Hedging Instruments Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	(29,008)	(11,896)
Between 1 and 3 years [Member] | Hedged Items Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	29,008	11,896
Between 1 and 3 years [Member] | Hedged Items Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows
Between 1 and 3 years [Member] | Hedged Items Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	29,008	11,896
Between 3 and 6 years [Member] | Hedging Instruments Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows
Between 3 and 6 years [Member] | Hedging Instruments Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	(103,544)	(56,107)
Between 3 and 6 years [Member] | Hedging Instruments Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	(103,544)	(56,107)
Between 3 and 6 years [Member] | Hedged Items Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	103,544	56,107
Between 3 and 6 years [Member] | Hedged Items Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows
Between 3 and 6 years [Member] | Hedged Items Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	103,544	56,107
Over 6 years [Member] | Hedging Instruments Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows
Over 6 years [Member] | Hedging Instruments Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	(286,471)	(115,753)
Over 6 years [Member] | Hedging Instruments Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	(286,471)	(115,753)
Over 6 years [Member] | Hedged Items Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	286,471	115,753
Over 6 years [Member] | Hedged Items Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows
Over 6 years [Member] | Hedged Items Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	$ 286,471	$ 115,753